Employee Retirement Benefits Tables (Tables)	12 Months Ended
Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Schedule of OPEB Terminations and Reinstatements [Table Text Block]

	Successor	Predecessor
	Three Months Ended December 31	Nine Months Ended October 1	Twelve Months Ended December 31
	2010	2010	2009
	(Dollars in Millions)
Connersville/Bedford
Termination	$(1)	$(206)	$(42)
Reinstatement	—	150	—
North Penn
Termination	(56)	(125)	—
Reinstatement	—	62	—
Salaried/Other
Termination	(89)	(1)	(153)
Reinstatement	—	94	—
Net reduction to postretirement expense	$(146)	$(26)	$(195)

Schedule of Changes in Retirement Benefit Obligations [Table Text Block]
The Company’s obligation for retirement benefits is as follows:

	Retirement Plans						Health Care and Life
	U.S. Plans			Non-U.S. Plans			Insurance Benefits
	Successor		Predecessor	Successor		Predecessor	Successor		Predecessor
	Year Ended	Three Months Ended	Nine Months Ended	Year Ended	Three Months Ended	Nine Months Ended	Year Ended	Three Months Ended	Nine Months Ended
	December 31		October 1	December 31		October 1	December 31		October 1
	2011	2010	2010	2011	2010	2010	2011	2010	2010
Change in Benefit Obligation
Benefit obligation — beginning	$1,360	$1,407	$1,301	$445	$486	$435	$17	$171	$66
Service cost	5	2	7	6	2	4	—	—	—
Interest cost	73	18	56	28	6	19	—	—	3
Participant contributions	—	—	—	1	—	—	—	—	—
Reinstatement of liability	—	—	—	—	—	—	—	—	305
Amendments/other	—	—	(21)	—	—	1	(2)	(145)	(187)
Actuarial loss/(gain)	141	(44)	136	3	(39)	49	—	(1)	(4)
Special termination benefits	3	—	3	—	—	—	—	—	—
Curtailments, net	(26)	—	(22)	—	—	(1)	—	—	—
Settlements	—	—	(2)	(1)	—	—	—	—	—
Foreign exchange translation	—	—	—	(15)	(6)	(10)	—	—	—
Transfers In	—	—	—	17	—	—	—	—	—
Benefits paid	(76)	(23)	(51)	(18)	(4)	(11)	(5)	(8)	(12)
Benefit obligation — ending	$1,480	$1,360	$1,407	$466	$445	$486	$10	$17	$171
Change in Plan Assets
Plan assets — beginning	$996	$1,035	$913	$337	$330	$315	$—	$—	$—
Actual return on plan assets	172	(14)	174	20	8	23	—	—	—
Sponsor contributions	63	—	1	19	6	11	5	8	12
Participant contributions	—	—	—	1	—	—	—	—	—
Foreign exchange translation	—	—	—	(14)	(3)	(8)	—	—	—
Settlements	—	—	—	(1)	—	—	—	—	—
Transfers In	—	—	—	4	—	—	—	—	—
Benefits paid/other	(80)	(25)	(53)	(18)	(4)	(11)	(5)	(8)	(12)
Plan assets — ending	$1,151	$996	$1,035	$348	$337	$330	$—	$—	$—
Funded status at end of period	$(329)	$(364)	$(372)	$(118)	$(108)	$(156)	$(10)	$(17)	$(171)

Balance Sheet Classification
Other non-current assets	$—	$—	$—	$4	$6	$5	$—	$—	$—
Accrued employee liabilities	(3)	(2)	(2)	(3)	(3)	(3)	(2)	(3)	(31)
Employee benefits	(326)	(362)	(370)	(119)	(111)	(158)	(8)	(8)	(140)
Other current liabilities	—	—	—	—	—	—	—	(6)	—
Accumulated other comprehensive (loss) income:
Actuarial loss/(gain)	15	(9)	—	(40)	(42)	—	—	—	—
	$15	$(9)	$—	$(40)	$(42)	$—	$—	$—	$—

Schedule of Assumptions Used [Table Text Block]
Assumptions used by the Company in determining its benefit obligations as of December 31, 2011, December 31, 2010, and October 1, 2010 are summarized in the following table.

	Retirement Plans						Health Care and Life Insurance Benefits
	U.S. Plans			Non-U.S. Plans
	Successor		Predecessor	Successor		Predecessor	Successor		Predecessor
	2011	2010	2010	2011	2010	2010	2011	2010	2010
Weighted Average Assumptions
Discount rate	4.85%	5.55%	5.30%	5.85%	5.95%	5.40%	4.10%	5.00%	4.65%
Expected rate of return on assets	7.00%	7.50%	7.70%	5.05%	5.40%	5.55%	N/A	N/A	N/A
Rate of increase in compensation	N/A	3.50%	3.50%	3.45%	3.55%	3.45%	N/A	N/A	N/A
Initial health care cost trend rate	N/A	N/A	N/A	N/A	N/A	N/A	8.00%	8.50%	8.00%
Ultimate health care cost trend rate	N/A	N/A	N/A	N/A	N/A	N/A	5.00%	5.00%	5.10%
Year ultimate health care cost trend rate reached	N/A	N/A	N/A	N/A	N/A	N/A	2018	2017	2015

Schedule of Amounts Recognized in Other Comprehensive Income (Loss) [Table Text Block]
Components of the net change in Accumulated other comprehensive (loss) income related to the Company’s retirement, health care and life insurance benefit plans on the Company’s consolidated statements of shareholders’ equity for the year ended December 31, 2011, the three months ended December 31, 2010, and the nine months ended October 1, 2010 are as follows:

	Retirement Plans						Health Care and Life Insurance Benefits
	U.S. Plans			Non-U.S. Plans
	Successor		Predecessor	Successor		Predecessor	Successor		Predecessor
	2011	2010	2010	2011	2010	2010	2011	2010	2010
	(Dollars in Millions)
Actuarial loss (gain)	$23	$(9)	$(5)	$2	$(42)	$41	$—	$(1)	$(4)
Prior service (credit)/cost	—	—	(21)	—	—	1	—	(150)	(187)
Fresh-start adjustments	—	—	(138)	—	—	(107)	—	—	128
Reclassification to net income	1	—	14	—	—	(1)	—	151	332
	$24	$(9)	$(150)	$2	$(42)	$(66)	$—	$—	$269

Schedule of Expected Benefit Payments [Table Text Block]
The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid by the Company plans:

	Pension Benefits		Retirement Health and Life Payments
	U.S.	Non-U.S.
	(Dollars in Millions)
2012	$72	$15	$2
2013	69	17	—
2014	69	17	—
2015	68	18	—
2016	68	19	—
Years 2017 — 2021	354	116	1

Schedule of Allocation of Plan Assets [Table Text Block]
The Company’s retirement plan asset allocation at December 31, 2011 and 2010 and target allocation for 2012 are as follows:

	Target Allocation		Percentage of Plan Assets
	U.S.	Non-U.S.	U.S.		Non-U.S.
	2012	2012	2011	2010	2011	2010
Equity securities	40%	9%	38%	41%	9%	14%
Fixed income	30%	83%	22%	24%	83%	78%
Alternative strategies	30%	5%	34%	33%	5%	5%
Cash	—%	3%	6%	2%	3%	3%
	100%	100%	100%	100%	100%	100%

Defined Benefit Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
Schedule of Retirement Plan expenses [Table Text Block]
The Company’s expense for retirement benefits is as follows:

	Retirement Plans
	U.S Plans				Non-U.S Plans
	Successor		Predecessor		Successor		Predecessor
	Year Ended	Three Months Ended	Nine Months Ended	Year Ended	Year Ended	Three Months Ended	Nine Months Ended	Year Ended
	December 31		October 1	December 31	December 31		October 1	December 31
	2011	2010	2010	2009	2011	2010	2010	2009
	(Dollars in Millions, Except Percentages)
Costs Recognized in Income
Service cost	$5	$2	$7	$13	$6	$2	$4	$7
Interest cost	73	18	56	74	28	6	19	31
Expected return on plan assets	(75)	(19)	(55)	(79)	(18)	(5)	(14)	(26)
Amortization of:
Plan amendments	—	—	(2)	(2)	—	—	1	2
Losses and other	—	—	2	1	—	—	—	—
Special termination benefits	3	—	1	6	—	—	—	—
Curtailments	(1)	—	(14)	(2)	—	—	—	5
Visteon sponsored plan net pension expense/(income)	5	1	(5)	11	16	3	10	19
Expense for certain salaried employees whose pensions are partially covered by Ford	—	—	1	10	—	—	—	—
Employee retirement benefit expense/(income) excluding restructuring	$5	$1	$(4)	$21	$16	$3	$10	$19
Retirement benefit related restructuring expenses
Special termination benefits	$—	$—	$2	$12	$—	$—	$—	$9
Other	—	—	—	7	—	—	—	—
Total employee retirement benefit related restructuring expenses	$—	$—	$2	$19	$—	$—	$—	$9
Fresh-start accounting adjustments	$—	$—	$(138)	$—	$—	$—	$(107)	$—
Weighted Average Assumptions Used for Expenses
Discount rate for expense	5.50%	5.30%	5.90%	6.35%	5.95%	5.40%	6.10%	6.05%
Rate of increase in compensation	3.50%	3.50%	3.50%	3.25%	3.55%	3.40%	3.50%	3.15%
Assumed long-term rate of return on assets	7.50%	7.70%	7.70%	8.10%	5.40%	5.60%	6.00%	6.70%

United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Schedule of Retirement Plan expenses [Table Text Block]

	Health Care and Life Insurance Benefits
	Successor		Predecessor
	Year Ended	Three Months Ended	Nine Months Ended	Year Ended
	December 31		October 1	December 31
	2011	2010	2010	2009

Costs Recognized in Income
Service cost	$—	$—	$—	$1
Interest cost	—	—	3	18
Plan termination income	(2)	(146)	—	—
Reinstatement of benefits	—	—	306	—
Amortization of:
Plan amendments	—	—	(374)	(75)
Losses and other	—	—	43	18
Curtailments	—	—	—	(161)
Settlements	—	—	(1)	—
Visteon sponsored plan net postretirement (income)	(2)	(146)	(23)	(199)
(Income) for certain salaried employees whose benefits are covered by Ford	—	—	(15)	(8)
Employee postretirement (income)	$(2)	$(146)	$(38)	$(207)
Fresh-start accounting adjustments	$—	$—	$128	$—
Weighted Average Assumptions Used for Expense
Discount rate for expense	5.00%	4.65%	5.65%	6.05%
Initial health care cost trend rate	8.50%	8.00%	9.00%	8.33%
Ultimate health care cost trend rate	5.00%	5.10%	5.00%	5.00%
Year ultimate health care cost trend rate reached	2017	2015	2017	2014